Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue
Note 4 - Revenue
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.
Revenue allocated to category

	For the year ended December 31,
	2025	2024	2023
Sales of vehicles[1]	2,805,635	1,975,864	2,313,124
Sales of carbon credits	192,386	10,918	1,452
Sales of licenses and royalties	32,374	11,851	12,125
Vehicle leasing revenue	12,396	17,175	17,421
Sales of software and performance engineered kits	10,055	15,344	18,994
Other revenue	5,263	3,109	4,969
Total	3,058,109	2,034,261	2,368,085
1 - Revenue related to sales of vehicles is inclusive of (1) sales of accessories recognized at a point in time and (2) extended and connected services recognized over time.
For the years ended December 31, 2025, 2024, and 2023, other revenue primarily consisted of software performance upgrades and sale of technology to other related parties.
Timing of revenue recognition of Sales of vehicles

	For the year ended December 31,
	2025	2024	2023
Revenue recognized at the point of delivery	2,764,908	1,943,508	2,289,780
Revenue recognized over contract period	40,727	32,356	23,344
Total	2,805,635	1,975,864	2,313,124
Refund liabilities
For the years ended December 31, 2025, 2024, and 2023, the Group reduced revenue by $231,487, $305,086, and $119,832 for amounts related to variable consideration due to customers or service providers incentivizing contracts with customers, primarily in the form of volume related bonuses or discounts and residual value guarantees. Accruals related to refund liabilities are presented in current and non-current other liabilities. For further information, refer to Note 25 - Other liabilities.
Contract liabilities
Contract liabilities comprise deferred revenues related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue, and are presented as follows:

	Deferred revenue - extended service	Deferred revenue - connected service	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2025	47,091	43,742	7,818	98,651
Provided for during the year	38,423	18,322	7,956	64,701

Released during the year	(29,550)	(10,910)	(12,488)	(52,948)
Translation differences and other	(5,821)	8,628	63	2,870
Balance as of December 31, 2025	50,143	59,782	3,349	113,274
of which current	18,935	15,037	3,211	37,183
of which non-current	31,208	44,745	138	76,091

Balance as of January 1, 2024	47,505	39,565	50,962	138,032
Provided for during the year	27,295	14,567	5,795	47,657
Released during the year	(25,672)	(6,656)	(48,406)	(80,734)
Translation differences and other	(2,037)	(3,734)	(533)	(6,304)
Balance as of December 31, 2024	47,091	43,742	7,818	98,651
of which current	23,649	7,348	6,652	37,649
of which non-current	23,442	36,394	1,166	61,002
The contract liabilities amounted are related to remaining performance obligations associated with sales of vehicles and vehicle leasing revenue. The revenue recognized during the year ended December 31, 2025 related to contract liabilities outstanding as of January 1, 2025 was $37,649. Revenue recognized during the year ended December 31, 2025 related to performance obligations satisfied during the year ended December 31, 2024 was $21,858. Revenue recognized during the year ended December 31, 2024 related to contract liabilities outstanding as of January 1, 2024 was $74,879. Revenue recognized during the year ended December 31, 2023 related to contract liabilities outstanding as of January 1, 2023 was $31,298.
During the year ended December 31, 2025, the Group collected consideration and recognized revenue related to vehicles sold to Polestar Times Technology of $21,858 related to vehicles delivered during the year ended December 31, 2024. During the year ended December 31, 2024, the recognized revenue related to sales of vehicles of $31,298 pertained to vehicles delivered during the year ended December 31, 2023. During the year ended December 31, 2023, no revenue was recognized related to performance obligations fully or partially satisfied in prior periods. For more information on the sales of vehicles to Polestar Times Technology, see Note 10 - Investment in associates.